Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Rent Expense

Rent expense associated with operating leases was as follows (unaudited):

	Three Months		Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Rent expense	$507	$509	$586	$394	$963